Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,401,627,425.00
Previously Paid Amount	0.00
Total Fee Amount	214,589.16
Total Offset Amount	0.00
Net Fee	$ 214,589.16